Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Cash and cash equivalents consist of the following:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$159,467	$19,303
Restricted cash	9,979	11,425
Total cash and cash equivalents and restricted cash	$169,446	$30,728